UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-23166

(Investment Company Act File Number)

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

325 North LaSalle Street, Suite 645

Chicago, Illinois 60654

(Address of Principal Executive Offices)

Marcus L. Collins, Esq.

RiverNorth Capital Management, LLC

325 North LaSalle Street, Suite 645

Chicago, Illinois 60654

(Name and Address of Agent for Service)

(312) 832-1440

(Registrant’s Telephone Number)

Date of Fiscal Year End: June 30

Date of Reporting Period: December 31, 2020

Item 1.	Reports to Stockholders.

(a)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website at www.RiverNorth.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 1-888-848-7569 to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at www.RiverNorth.com.

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Table of Contents

Performance Overview	2
Schedule of Investments	5
Statement of Assets and Liabilities	24
Statement of Operations	25
Statements of Changes in Net Assets	26
Statement of Cash Flows	27
Financial Highlights	28
Notes to Financial Statements	31
Dividend Reinvestment Plan	43
Additional Information	45
Consideration and Approval of Advisory and Sub-Advisory Agreements	47

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Performance Overview	December 31, 2020 (Unaudited)

WHAT IS THE FUND’S INVESTMENT STRATEGY?

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. (the "Fund") seeks to achieve its investment objective by allocating its Managed Assets among the two principal investment strategies described below:

Tactical Closed-End Fund Income Strategy (10% - 35% of Managed Assets): This strategy seeks to (i) generate returns through investments in closed-end funds, exchange-traded funds and business development companies (collectively, the “Underlying Funds”) that invest primarily in income-producing securities, and (ii) derive value from the discount and premium spreads associated with closed-end funds.

Opportunistic Income Strategy (65% - 90% of Managed Assets): This strategy seeks to generate attractive risk-adjusted returns through investments in fixed income instruments and other investments, including agency and non-agency residential mortgage-backed and other asset-backed securities, corporate bonds, municipal bonds, and real estate investment trusts. At least 50% of the Managed Assets allocated to this strategy is invested in mortgage-backed securities.

HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK

DURING THE REPORTING PERIOD?

PERFORMANCE as of December 31, 2020

	Cummulative	Annualized
TOTAL RETURN(1)	6 Months	1 Year	3 Years(3)	Since Inception(2)(3)
RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. – NAV(4)	10.35%	1.74%	3.45%	4.75%
RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. – Market(5)	11.07%	1.34%	4.54%	3.33%
Bloomberg Barclays U.S. Aggregate Bond Index(6)	1.29%	7.51%	5.34%	3.79%

(1)	Total returns assume reinvestment of all distributions.

(2)	The Fund commenced operations on September 28, 2016.

(3)	Annualized.

(4)	Performance returns are net of management fees and other Fund expenses.

(5)	Market price is the value at which the Fund trades on an exchange. This market price can be more or less than its net asset value ("NAV").

(6)	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of investment grade fixed-rate debt issues with maturities of at least one year. The index cannot be invested in directly and does not reflect fees and expenses.

The total annual expense ratio as a percentage of net assets attributable to common shares as of December 31, 2020 is 1.92% (excluding interest on facility loan payable and dividends to redeemable preferred stock). Including interest on facility loan payable and dividends to redeemable preferred stock, the expense ratio is 2.70%.

Performance data quoted represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling (844) 569-4750. Total return measures net investment income and capital gain or loss from portfolio investments. All performance shown assumes reinvestment of dividends and capital gains distributions.

2	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Performance Overview	December 31, 2020 (Unaudited)

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

The graph below illustrates the growth of a hypothetical $10,000 investment assuming the purchase of common shares at the closing market price (NYSE: OPP) of $20.00 on September 28, 2016 (commencement of operations) and tracking its progress through December 31, 2020.

Past performance does not guarantee future results. Performance will fluctuate with changes in market conditions. Current performance may be lower or higher than the performance data shown. Performance information does not reflect the deduction of taxes that shareholders would pay on Fund distributions or the sale of Fund shares. An investment in the Fund involves risk, including loss of principal.

TOP TEN HOLDINGS* as of December 31, 2020

% of Net Assets
Legacy Mortgage Asset Trust, 4.25%, 04/25/2059	2.91%
Legacy Mortgage Asset Trust, 4.50%, 11/25/2059	2.79%
Oxford Square Capital Corp., 0.00%, 03/30/2024	2.78%
Freddie Mac REMICS, 3.00%, 02/15/2047	2.52%
Government National Mortgage Association, 3.50%, 02/20/2047	2.45%
Freddie Mac REMICS, 4.00%, 12/15/2040	2.38%
Fannie Mae REMICS, 0.00%, 07/25/2043	2.31%
Fannie Mae REMICS, 3.00%, 04/25/2043	2.29%
PRPM LLC, 3.97%, 02/25/2023	1.88%
CHL GMSR Issuer Trust, 2.90%, 05/25/2023	1.84%
24.15%

*	Holdings are subject to change and exclude short-term investments.

Semi-Annual Report | December 31, 2020	3

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Performance Overview	December 31, 2020 (Unaudited)

ASSET ALLOCATION as of December 31, 2020^

^	Holdings are subject to change.

Percentages are based on net assets of the Fund and do not include derivatives.

4	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2020 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 21.86%(a)
140,726	AllianceBernstein Global High Income Fund, Inc.	$1,656,345
93,166	AllianzGI Convertible & Income Fund	534,773
29,830	Angel Oak Dynamic Financial Strategies Income Term Trust	557,523
73,797	Ares Dynamic Credit Allocation Fund, Inc.	1,054,559
220,895	Barings Global Short Duration High Yield Fund	3,333,305
59,183	BlackRock 2022 Global Income Opportunity Trust	535,014
49,562	BlackRock Debt Strategies Fund, Inc.	517,923
131,534	BlackRock Floating Rate Income Strategies Fund, Inc.	1,592,877
28,972	BlackRock Multi-Sector Income Trust	508,169
168,548	Blackstone / GSO Strategic Credit Fund	2,103,479
39,240	Blackstone/GSO Long-Short Credit Income Fund	526,601
699,746	BNY Mellon High Yield Strategic Fund	2,099,238
132,443	BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	1,654,213
29,913	Brookfield Real Assets Income Fund, Inc.	533,349
89,140	Calamos Convertible and High Income Fund	1,272,919
259,419	Eaton Vance, Ltd. Duration Income Fund	3,250,519
144,726	First Trust High Income Long/Short Fund	2,137,603
249,624	Invesco Dynamic Credit Opportunities Fund	2,680,962
107,145	Invesco High Income Trust II	1,456,101
800,994	Invesco Senior Income Trust	3,187,956
175,578	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	1,104,386
170,583	NexPoint Credit Strategies Fund	1,794,533
424,511	Nuveen Credit Strategies Income Fund	2,687,155
76,750	Nuveen Floating Rate Income Fund	670,795
65,390	Nuveen Floating Rate Income Opportunity Fund	566,277
46,304	Nuveen Mortgage Opportunity Term Fund	915,430
190,841	PGIM Global High Yield Fund, Inc.	2,772,920
107,386	PGIM High Yield Bond Fund, Inc.	1,610,790
90,583	The New America High Income Fund, Inc.	786,260
195,475	Wells Fargo Income Opportunities Fund	1,595,076
102,129	Western Asset High Income Opportunity Fund, Inc.	505,539

TOTAL CLOSED-END FUNDS
(Cost $46,355,402)		46,202,589

BUSINESS DEVELOPMENT COMPANIES - 1.71%(a)
126,984	Bain Capital Specialty Finance, Inc.	1,540,316
371,130	Oaktree Specialty Lending Corp.	2,067,194

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $3,200,038)		3,607,510

COMMON STOCKS - 0.73%(a)
13,637	McDermott International, Ltd.(b)	11,046

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2020	5

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2020 (Unaudited)

Shares/Description		Value
121,591	Owl Rock Capital Corp.	$1,539,342

TOTAL COMMON STOCKS
(Cost $1,611,465)		1,550,388

PREFERRED STOCKS - 2.15%(a)
131,056	First Eagle Alternative Capital BDC, Inc., 6.750%, 12/30/2022	3,311,313
48,198	First Eagle Alternative Capital BDC, Inc., 6.125%, 10/30/2023	1,223,468

TOTAL PREFERRED STOCKS
(Cost $4,391,523)		4,534,781

Shares/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY NOTES - 5.66%(a)
United States - 5.66%
2,000,000	Bain Capital Specialty Finance, Inc.(c)	8.50%	06/10/2023	2,059,900
13,606	Capital Southwest Corp.	5.95%	12/15/2022	341,511
235,511	Oxford Square Capital Corp.	6.50%	03/30/2024	5,885,420
86,240	Portman Ridge Finance Corp.	6.13%	09/30/2022	2,163,762
29,532	Stellus Capital Investment Corp.	5.75%	09/15/2022	742,434
	TriplePoint Venture Growth BDC
30,626	Corp.	5.75%	07/15/2022	772,081

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $11,580,913)				11,965,108

Principal Amount/Description		Rate	Maturity	Value
FOREIGN CORPORATE BONDS - 6.42%(a)
Argentina - 0.09%
$150,000	Banco Macro SA(d)(e)	6.75%	11/04/2026	130,127
80,000	Capex SA(e)	6.88%	05/15/2024	70,401
				200,528
Brazil - 0.37%
300,000	CSN Islands XII Corp.(e)(f)	7.00%	Perpetual Maturity	298,028
250,000	Oi SA(g)	10.00% (4.00%)	07/27/2025	266,253
200,000	Unigel Luxembourg SA(e)	8.75%	10/01/2026	216,002
				780,283
British Virgin Islands - 0.09%
200,000	C10 Capital SPV, Ltd.(d)(e)(f)	3M US L + 4.71%	Perpetual Maturity	189,000

Canada - 0.43%
250,000	Canacol Energy, Ltd.(e)	7.25%	05/03/2025	268,284

See Notes to Financial Statements.

6	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$165,000	Garda World Security Corp.(h)	8.75%	05/15/2025	172,114
250,000	Gran Tierra Energy, Inc.(h)	7.75%	05/23/2027	172,503
80,000	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.(h)	7.00%	12/31/2027	83,912
200,000	Tervita Corp.(h)	11.00%	12/01/2025	215,862
				912,675
Cayman Islands - 0.50%
250,000	Banco BTG Pactual SA(d)(e)	7.75%	02/15/2029	273,593
250,000	Banco Mercantil del Norte SA/Grand Cayman(d)(e)(f)	7.63%	Maturity	284,065
350,000	Itau Unibanco Holding SA Island(d)(e)(f)	5Y US TI + 3.222%	Maturity	343,878
250,000	Latam Finance, Ltd.(e)(i)	7.00%	03/01/2026	126,688
				1,028,224
Chile - 0.34%
250,000	AES Gener SA(d)(e)	7.13%	03/26/2079	278,124
200,000	Empresa Electrica Guacolda SA(e)	4.56%	04/30/2025	180,510
250,000	Geopark, Ltd.(e)	6.50%	09/21/2024	260,000
				718,634
China - 0.52%
200,000	Agile Group Holdings, Ltd.(d)(f)	6.88%	Perpetual Maturity	206,007
200,000	Central China Real Estate, Ltd.	7.25%	07/16/2024	202,003
250,000	CIFI Holdings Group Co., Ltd.(d)(f)	5.38%	Perpetual Maturity	254,380
200,000	Ronshine China Holdings, Ltd.	6.75%	08/05/2024	200,500
200,000	Yuzhou Group Holdings Co., Ltd.	8.30%	05/27/2025	217,625
				1,080,515
Colombia - 0.33%
200,000	Credivalores-Crediservicios SAS(h)	8.88%	02/07/2025	150,500
250,000	Gilex Holding Sarl(e)	8.50%	05/02/2023	261,096
259,000	Tecnoglass, Inc.(e)	8.20%	01/31/2022	270,921
				682,517
Dominican Republic - 0.12%
250,000	Aeropuertos Dominicanos Siglo XXI SA(e)	6.75%	03/30/2029	260,265

Great Britain -0.09%
250,000	Vedanta Resources Finance II PLC(h)	9.25%	04/23/2026	190,000

Hong Kong - 0.25%
300,000	Bangkok Bank PCL(d)(f)(h)	5Y US TI + 4.729%	Perpetual Maturity	314,414

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2020	7

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$200,000	RKP Overseas Finance, Ltd.(f)	7.95%	Perpetual Maturity	200,318
				514,732
India - 0.13%
250,000	Network i2i, Ltd.(d)(f)(h)	5.65%	Perpetual Maturity	266,375

Indonesia - 0.30%
200,000	ABM Investama Tbk PT(e)	7.13%	08/01/2022	177,750
200,000	Bayan Resources Tbk PT(e)	6.13%	01/24/2023	205,615
226,750	Star Energy Geothermal Wayang Windu, Ltd.(e)	6.75%	04/24/2033	257,120
				640,485
Ireland - 0.13%
250,000	C&W Senior Financing DAC(e)	6.88%	09/15/2027	270,343

Luxembourg - 0.19%
200,000	FS Luxembourg Sarl(h)	10.00%	12/15/2025	216,850
200,000	Puma International Financing SA(e)	5.00%	01/24/2026	194,000
				410,850
Mauritius - 0.09%
200,000	UPL Corp., Ltd.(d)(f)	5.25%	Perpetual Maturity	197,970

Mexico - 0.89%
300,000	Alpha Holding SA de CV(h)	9.00%	02/10/2025	221,550
200,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand(d)(f)	8.50%	Perpetual Maturity	211,500
200,000	Braskem Idesa SAPI(h)	7.45%	11/15/2029	188,000
250,000	Credito Real SAB de CV SOFOM ER(d)(e)(f)	9.13%	Perpetual Maturity	241,878
254,202	Fermaca Enterprises S RL	6.38%	03/30/2038	296,526
250,000	Mexarrend SAPI de CV(h)	10.25%	07/24/2024	228,440
200,000	Operadora de Servicios Mega SA de CV Sofom ER(h)	8.25%	02/11/2025	208,875
200,000	TV Azteca SAB de CV	8.25%	08/09/2024	113,229
250,000	Unifin Financiera SAB de CV(d)(e)(f)	8.88%	Perpetual Maturity	191,878
				1,901,876
Netherlands -0.47%
250,000	AES Andres BV / Dominican Power Partners / Empresa Generadora de Electricidad It(e)	7.95%	05/11/2026	259,063
200,000	Braskem Netherlands Finance BV(e)	5.88%	01/31/2050	207,152

See Notes to Financial Statements.

8	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$200,000	Metinvest BV(e)	7.75%	10/17/2029	219,712
250,000	Petrobras Global Finance BV	6.90%	03/19/2049	317,500
				1,003,427
Panama - 0.10%
200,000	UEP Penonome II SA(h)	6.50%	10/01/2038	208,854

Peru - 0.33%
150,000	Camposol SA(h)	6.00%	02/03/2027	158,730
250,000	Hunt Oil Co. of Peru LLC Sucursal Del Peru(e)	6.38%	06/01/2028	277,624
300,000	Peru LNG Srl(e)	5.38%	03/22/2030	268,050
				704,404
Singapore - 0.32%
200,000	Indika Energy Capital III Pte, Ltd.(e)	5.88%	11/09/2024	206,000
250,000	Medco Oak Tree Pte, Ltd.(e)	7.38%	05/14/2026	269,394
200,000	TBLA International Pte, Ltd.	7.00%	01/24/2023	202,490
				677,884
Switzerland - 0.10%
200,000	Walnut Bidco PLC(e)	9.13%	08/01/2024	212,322

Thailand - 0.09%
200,000	TMB Bank PCL(d)(f)	5Y US TI + 3.256%	Perpetual Maturity	195,500

Trinidad and Tobago - 0.15%
300,000	Telecommunications Services of Trinidad & Tobago, Ltd.(e)	8.88%	10/18/2029	308,250

TOTAL FOREIGN CORPORATE BONDS
(Cost $12,944,268)				13,555,913

U.S. CORPORATE BONDS - 2.99%(a)
Aerospace/Defense - 0.21%
365,000	Triumph Group, Inc.(h)	6.25%	09/15/2024	362,719
90,000	Triumph Group, Inc.	7.75%	08/15/2025	82,575
				445,294
Agriculture - 0.05%
127,656	Pyxus Holdings, Inc.	10.00%	08/24/2024	104,997
Airlines - 0.48%
944,339	JetBlue 2019-1 Class B Pass Through Trust	8.00%	11/15/2027	1,014,329
Auto Parts & Equipment - 0.16%
330,000	Dealer Tire LLC / DT Issuer LLC(h)	8.00%	02/01/2028	348,505

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2020	9

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Chemicals - 0.24%
$260,000	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.(h)	9.00%	07/01/2028	$286,325
200,000	Sasol Financing USA LLC	5.88%	03/27/2024	213,050
				499,375
Commercial Services - 0.06%
110,000	Sabre GLBL, Inc.(h)	7.38%	09/01/2025	119,515
Computers - 0.34%
175,000	Austin BidCo, Inc.(h)	7.13%	12/15/2028	182,984
175,000	Dell International LLC / EMC Corp.(h)	6.10%	07/15/2027	217,621
305,000	Flexential Intermediate Corp.(h)	11.25%	08/01/2024	319,678
				720,283
Distribution/Wholesale - 0.03%
60,000	Wolverine Escrow LLC(h)	9.00%	11/15/2026	56,906
Engineering & Construction - 0.10%
195,000	PowerTeam Services LLC(h)	9.03%	12/04/2025	217,446
Healthcare-Products - 0.10%
	Ortho-Clinical Diagnostics, Inc. /
45,000	Ortho-Clinical Diagnostics SA(h)	7.38%	06/01/2025	48,009
	Ortho-Clinical Diagnostics, Inc. /
145,000	Ortho-Clinical Diagnostics SA(h)	7.25%	02/01/2028	153,247
				201,256
Healthcare-Services - 0.23%
80,000	CHS/Community Health Systems, Inc.(h)	6.00%	01/15/2029	86,521
305,000	Radiology Partners, Inc.(h)	9.25%	02/01/2028	343,979
70,000	RP Escrow Issuer LLC(h)	5.25%	12/15/2025	73,302
				503,802
Internet - 0.10%
30,000	Arches Buyer, Inc.(h)	6.13%	12/01/2028	31,037
165,000	Uber Technologies, Inc.(h)	6.25%	01/15/2028	179,644
				210,681
Leisure Time - 0.02%
45,000	Carnival Corp.(h)	7.63%	03/01/2026	49,111
Oil & Gas - 0.16%
250,000	Kosmos Energy, Ltd.(e)	7.13%	04/04/2026	243,085
85,000	PBF Holding Co. LLC / PBF Finance Corp.(h)	9.25%	05/15/2025	83,481
				326,566
Telecommunications - 0.71%
545,000	Embarq Corp Eq 7.995 06/01/36	8.00%	06/01/2036	673,252
90,000	Frontier Communications Corp.(h)	6.75%	05/01/2029	96,469
410,000	Gogo Intermediate Holdings LLC / Gogo Finance Co., Inc.(h)	9.88%	05/01/2024	439,771

See Notes to Financial Statements.

10	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$435,000	Intelsat Jackson Holdings SA(h)(i)	8.50%	10/15/2024	$312,069
				1,521,561

TOTAL U.S. CORPORATE BONDS
(Cost $6,000,052)				6,339,627

CONVERTIBLE CORPORATE BONDS -2.58% (a)
1,724,093	BlackRock Capital Investment Corp.	5.00%	06/15/2022	1,710,984
997,837	BlackRock TCP Capital Corp.	4.63%	03/01/2022	1,002,948
500,000	Goldman Sachs BDC, Inc.	4.50%	04/01/2022	515,650
500,000	Hercules Capital, Inc.	4.38%	02/01/2022	514,632
1,648,448	New Mountain Finance Corp.	5.75%	08/15/2023	1,699,962

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $4,788,576)				5,444,176

FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES - 0.12%(a)
200,000	Mexico Government International Bond	5.00%	04/27/2051	249,700

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES
(Cost $185,327)				249,700

BANK LOANS - 4.82%(a)(d)
Canada - 0.12%
85,000	Kronos Acquisition Holdings, Inc., First Lien - Initial (2020) Term Loan(j)	L + 4.50%, 0.75% Floor	12/22/2026	85,299
169,324	Titan Acquisition, Ltd., First Lien - Initial Term Loan	3M US L + 3.00%	03/28/2025	165,582
				250,881
Ireland - 0.08%
172,741	ION Trading Technologies S.A.R.L., First Lien - 2018 Initial Dollar Term Loan	3M US L + 4.00%, 1.00% Floor	11/21/2024	172,680

Israel - 0.08%
176,713	Playtika Holding Corp., First Lien - B Term Loan	3M US L + 6.00%, 1.00% Floor	12/10/2024	178,130

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2020	11

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Luxembourg - 0.31%
$230,000	Curium BidCo S.a r.l., Second Lien - 2nd lien TL Term Loan(j)	L + 7.75%	10/27/2028	$230,575
323,459	Travelport Finance S.à r.l., First Lien - Initial (Priority) Term Loan(j)	L + 8.00%, 1.00% Floor	02/28/2025	319,921
	Travelport Finance S.à r.l., First
139,769	Lien - Initial Term Loan	3M US L + 5.00%	05/29/2026	95,859
				646,355
Netherlands - 0.12%
410,000	Bright Bidco B.V., First Lien -2018 Refinancing B Term Loan(j)	L + 3.50%, 1.00% Floor	06/30/2024	237,843
2,433	Lealand Finance Company B.V., First Lien - Make-Whole Term Loan	1M US L + 3.00%	06/28/2024	2,008
	Lealand Finance Company B.V.,
30,999	First Lien - Take-Back Term Loan	1M US L + 4.00%	06/30/2025	20,846
				260,697
United States - 4.11%
517,115	Air Methods Corp., First Lien - Initial Term Loan	3M US L + 3.50%, 1.00% Floor	04/22/2024	500,826
566,370	American Tire Distributors, Inc., First Lien - Initial Term Loan	3M US L + 7.50%, 1.00% Floor	09/02/2024	543,148
102,576	Avaya, Inc., First Lien -Tranche B Term Loan	1M US L + 4.25%	12/15/2024	103,317
127,424	Avaya, Inc., First Lien -Tranche B-1Term Loan	1M US L + 4.25%	12/15/2027	127,689
248,438	Castle US Holding Corp., First Lien - Initial Dollar Term Loan	3M US L + 3.75%	01/29/2027	244,477
319,974	Cengage Learning, Inc., First Lien - 2016 Refinancing Term Loan	3M US L + 4.25%, 1.00% Floor	06/07/2023	307,793
710,344	Cvent, Inc., First Lien Term Loan	1M US L + 3.75%	11/29/2024	685,482
211,830	Cyxtera DC Holdings, Inc., First Lien - Initial Term Loan	3M US L + 3.00%, 1.00% Floor	05/01/2024	198,937
48,916	Dhanani Group, Inc., First Lien Term Loan	1M US L + 3.75%	07/20/2025	48,121
229,415	Envision Healthcare Corp., First Lien - Initial Term Loan	1M US L + 3.75%	10/10/2025	192,394
118,473	Global Medical Response, Inc., First Lien - 2018 New Term Loan	3M US L + 4.25%, 1.00% Floor	03/14/2025	117,585
243,933	Golden Nugget, Inc., First Lien - Initial B Term Loan	2M US L + 2.50%, 0.75% Floor	10/04/2023	236,300
197,500	Granite US Holdings Corp., First Lien - B Term Loan	3M US L + 5.25%	09/30/2026	197,994
323,140	Gulf Finance LLC, First Lien - Tranche B Term Loan	1M US L + 5.25%, 1.00% Floor	08/25/2023	246,626

See Notes to Financial Statements.

12	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$150,000	Ivanti Software, Inc., First Lien - Initial Term Loan	1M US L + 4.75%, 1.00% Floor	12/01/2027	$149,906
38,792	Klockner Pentaplast of America, Inc., First Lien - Dollar Term Loan	3M US L + 4.25%, 1.00% Floor	06/30/2022	38,768
128,375	Lower Cadence Holdings LLC, First Lien - Initial Term Loan	1M US L + 4.00%	05/22/2026	125,687
105,000	Milano Acquisition Corp., First Lien - B Term Loan	3M US L + 4.00%, 0.75% Floor	10/01/2027	105,240
369,361	Minotaur Acquisition, Inc., First Lien - B Term Loan	1M US L + 5.00%	03/27/2026	363,359
207,911	Misys, Ltd., First Lien -Dollar Term Loan	3M US L + 3.50%, 1.00% Floor	06/13/2024	204,186
230,000	Misys, Ltd., Second Lien -Dollar Term Loan	3M US L + 7.25%, 1.00% Floor	06/13/2025	231,561
445,000	Mitchell International, Inc., Second Lien - Initial Term Loan	1M US L + 7.25%	12/01/2025	431,929
203,387	MLN US HoldCo LLC, First Lien -B Term Loan	1M US L + 4.50%	11/30/2025	185,384
351,379	MPH Acquisition Holdings LLC, First Lien - Initial Term Loan	3M US L + 2.75%, 1.00% Floor	06/07/2023	350,419
40,879	Onedigital Borrower LLC Delayed Tl(j)	L + 4.50%	11/16/2027	41,032
414,121	OneDigital Borrower LLC, First Lien - Initial Term Loan	3M US L + 4.50%, 0.75% Floor	11/16/2027	415,674
439,324	Peak 10 Holding Corp., First Lien - Initial Term Loan	3M US L + 3.50%	08/01/2024	394,994
215,778	Radiology Partners, Inc., First Lien - B Term Loan	3M US L + 4.25%	07/09/2025	212,721
225,730	Solenis Holdings LLC, First Lien - Initial Dollar Term Loan	3M US L + 4.00%	06/26/2025	225,786
90,000	Solenis Holdings LLC, Second Lien - Initial Term Loan	3M US L + 8.50%	06/26/2026	89,925
385,000	Team Health Holdings, Inc., First Lien - Initial Term Loan	1M US L + 2.75%, 1.00% Floor	02/06/2024	344,783
220,000	TIBCO Software, Inc., Second Lien	1M US L + 7.25%	03/03/2028	222,933
484,724	Vantage Specialty Chemicals, Inc., First Lien - Closing Date Term Loan(j)	L + 3.50%, 1.00% Floor	10/28/2024	462,408
	Web.com Group, Inc., Second
354,722	Lien - Initial Term Loan	1M US L + 7.75%	10/09/2026	340,385
				8,687,769

TOTAL BANK LOANS
(Cost $10,065,769)				10,196,512

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2020	13

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
COLLATERALIZED LOAN OBLIGATIONS -3.98%(a)
	Apidos CLO XXI
$500,000	Series 2018-21A(d)(h)	3M US L + 8.25%	07/18/2027	$407,715
	Apidos CLO XXIV
500,000	Series 2018-24A(d)(h)	3M US L + 5.80%	10/20/2030	465,483
	Apidos CLO XXXII
500,000	Series 2020-32A(d)(h)	3M US L + 6.75%	01/20/2033	496,539
	Apres Static CLO 2, Ltd.
500,000	Series 2020-1A(d)(h)	3M US L + 4.85%	04/15/2028	501,956
	Barings CLO, Ltd.
500,000	Series 2018-4A(d)(h)	3M US L + 5.82%	10/15/2030	476,152
	Canyon Capital CLO, Ltd.
500,000	Series 2018-1A(d)(h)	3M US L + 5.75%	07/15/2031	460,413
	Carlyle Global Market Strategies CLO, Ltd.
500,000	Series 2017-3A(d)(h)	3M US L + 5.50%	10/15/2030	441,905
500,000	Series 2018-2RA(d)(h)	3M US L + 5.35%	05/15/2031	436,594
	Chenango Park CLO, Ltd.
500,000	Series 2018-1A(d)(h)	3M US L + 5.80%	04/15/2030	479,903
	Dorchester Park CLO DAC
500,000	Series 2018-1A(d)(h)	3M US L + 5.00%	04/20/2028	480,562
	Fillmore Park CLO, Ltd.
500,000	Series 2018-1A(d)(h)	3M US L + 5.40%	07/15/2030	466,804
	Goldentree Loan Management US Clo 3, Ltd.
500,000	Series 2018-3A(d)(h)	3M US L + 2.85%	04/20/2030	483,698
	Myers Park CLO, Ltd.
500,000	Series 2018-1A(d)(h)	3M US L + 5.50%	10/20/2030	468,661
	Neuberger Berman CLO XXIII, Ltd.
500,000	Series 2018-23A(d)(h)	3M US L + 5.75%	10/17/2027	486,460
	THL Credit Wind River CLO, Ltd.
500,000	Series 2018-2A(d)(h)	3M US L + 5.75%	07/15/2030	455,349
	Voya CLO, Ltd.
500,000	Series 2018-2A(d)(h)	3M US L + 5.25%	07/15/2031	465,244
500,000	Series 2018-4A(d)(h)	3M US L + 5.95%	07/14/2031	441,231
	Webster Park CLO, Ltd.
500,000	Series 2018-1A(d)(h)	3M US L + 5.50%	07/20/2030	480,904

TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $8,847,811)				8,395,573

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -31.94%(a)
	AmeriHome GMSR Issuer Trust
2,500,000	Series 2019-GT1(h)	4.68%	11/25/2026	2,270,487

See Notes to Financial Statements.

14	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	AREIT Trust
$538,000	Series 2019-CRE3(d)(h)	1M US L + 2.65%	07/14/2022	$515,235
	Atrium Hotel Portfolio Trust
433,000	Series 2018-ATRM(d)(h)	1M US L + 3.40%	06/15/2021	381,502
	Atrium XIII
500,000	Series 2017-13A(d)(h)	3M US L + 6.05%	11/21/2030	470,431
	Atrium XIV LLC
500,000	Series 2018-14A(d)(h)	3M US L + 5.65%	08/23/2030	477,922
	BAMLL Commercial Mortgage
	Securities Trust
730,000	Series 2019-AHT(d)(h)	2.68%	03/15/2021	691,368
	Bancorp Commercial Mortgage Trust
631,000	Series 2019-CRE5(d)(h)	1M US L + 2.35%	02/15/2022	601,424
	BBCMS Trust
682,000	Series 2018-CBM(d)(h)	1M US L + 3.55%	07/15/2037	618,327
	BB-UBS Trust
500,000	Series 2012-TFT(d)(h)	3.56%	06/05/2030	438,225
	Benchmark 2018-B4 Mortgage Trust
498,000	Series 2018-B4(d)(h)	2.81%	07/15/2028	444,020
	BF Mortgage Trust
315,000	Series 2019-NYT(d)(h)	1M US L + 3.00%	12/15/2020	304,926
	Blackbird Capital Aircraft Lease Securitization, Ltd.
2,281,250	Series 2016-1A(h)(k)	5.68%	12/15/2024	1,992,918
	BX Commercial Mortgage Trust
321,000	Series 2019-IMC(d)(h)	1M US L + 1.90%	04/15/2021	301,398
	BX Trust
325,000	Series 2019-OC11(d)(h)	4.08%	12/09/2029	323,984
	Carbon Capital VI Commercial Mortgage Trust
316,000	Series 2019-FL2(d)(h)	1M US L + 2.85%	11/15/2021	279,772
	Castlelake Aircraft Securitization Trust
376,851	Series 2018-1(h)	6.63%	06/15/2025	172,535
1,250,000	Castlelake Aircraft Structured Trust Series 2019-1A(h)	0.00%	04/15/2039	248,427
	CIM Trust
3,720,000	Series 2016-3RR B2(d)(h)	10.69%	01/27/2057	3,550,606
	Citigroup Commercial Mortgage Trust
196,000	Series 2015-GC27(d)(h)	4.42%	01/10/2025	175,459
138,000	Series 2016-GC36(h)	2.85%	01/10/2026	99,298
319,000	Series 2018-TBR(d)(h)	1M US L + 3.65%	12/15/2036	278,578

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2020	15

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$375,000	Series 2020-555(d)(h)	3.62%	12/10/2029	$284,675
	Citigroup COmmercial Mortgage Trust 2019-SMRT
320,000	Series 2019-SMRT(d)(h)	4.75%	01/10/2024	324,617
	CLNC 2019-FL1, Ltd.
326,000	Series 2019-FL1(d)(h)	1M US L + 1.55%	12/19/2025	321,669
	COMM Mortgage Trust
878,000	Series 2018-HCLV(d)(h)	1M US L + 2.18%	09/15/2033	785,756
	Commercial Mortgage Pass-Through Certificates
286,000	Series 2015-CR25(d)	4.54%	08/10/2025	297,214
	CSAIL 2016-C6 Commercial Mortgage Trust
428,000	Series 2016-C6(d)(h)	4.95%	05/15/2026	405,256
	DBGS 2018-BIOD Mortgage Trust
269,160	Series 2018-BIOD(d)(h)	1M US L + 2.00%	05/15/2035	269,043
	DBJPM 16-C1 Mortgage Trust
416,000	Series 2016-C1(d)	3.35%	03/10/2026	392,244
	Dryden 37 Senior Loan Fund
500,000	Series 2017-37A(d)(h)	3M US L + 5.15%	01/15/2031	438,792
	Dryden 38 Senior Loan Fund
500,000	Series 2018-38A(d)(h)	3M US L + 5.60%	07/15/2030	459,649
	Dryden 40 Senior Loan Fund
500,000	Series 2018-40A(d)(h)	3M US L + 5.75%	08/15/2031	466,114
	Fannie Mae-Aces
5,495,951	Series 2019-M24(d)(l)	1.15%	03/25/2031	542,420
18,974,356	Series 2020-M10(d)(l)	0.87%	07/25/2032	1,459,719
5,486,243	Series 2020-M13(d)(l)	1.30%	09/25/2030	508,763
	FirstKey Homes 2020-SFR1 Trust
700,000	Series 2020-SFR1(h)	4.28%	09/17/2025	727,927
	Fontainebleau Miami Beach Trust
546,000	Series 2019-FBLU(d)(h)	3.96%	12/10/2024	503,606
	FREMF 2015-KF07 Mortgage Trust
270,544	Series 2015-KF07(d)(h)	1M US L + 4.95%	02/25/2025	272,699
	FREMF 2016-KF19 Mortgage Trust
299,980	Series 2016-KF19(d)(h)	1M US L + 5.50%	06/25/2023	299,811
	FREMF 2016-KF25 Mortgage Trust
296,494	Series 2016-KF25(d)(h)	1M US L + 5.00%	10/25/2023	294,698
	FREMF Mortgage Trust
394,367	Series 2016-KF22(d)(h)	1M US L + 5.05%	07/25/2023	401,051
	Government National Mortgage Association
11,665,531	Series 2013-155(d)(l)	0.05%	09/16/2053	81,901
6,307,612	Series 2020-168(d)(l)	0.99%	12/16/2062	561,006

See Notes to Financial Statements.

16	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	GPMT, Ltd.
$999,000	Series 2018-FL1(d)(h)	1M US L + 2.95%	04/19/2021	$954,288
	Great Wolf Trust
1,100,000	Series 2019-WOLF(d)(h)	1M US L + 3.13%	12/15/2024	978,301
	GS Mortgage Securities Corp. Trust 2018-RIVR
300,000	Series 2018-RIVR(d)(h)	1M US L + 1.55%	07/15/2035	262,443
	GS Mortgage Securities Trust
1,776,000	Series 2014-GC26(d)(h)	4.51%	11/10/2047	1,335,085
655,000	Series 2018-TWR(d)(h)	1M US L + 3.92%	07/15/2021	559,816
	Hawaii Hotel Trust
230,000	Series 2019-MAUI(d)(h)	1M US L + 2.75%	05/15/2021	214,132
	Highbridge Loan Management 4-2014, Ltd.
500,000	Series 2018-2014(d)(h)	3M US L + 5.55%	01/28/2030	465,300
	Highbridge Loan Management, Ltd.
500,000	Series 2018-2015(d)(h)	3M US L + 5.10%	02/05/2031	446,799
	HPLY Trust
187,113	Series 2019-HIT(d)(h)	1M US L + 3.90%	11/15/2021	161,865
	InSite Issuer LLC
3,000,000	Series 2016-1A(h)	6.41%	11/15/2023	3,235,206
	J.P. Morgan Chase Commercial Mortgage Securities Trust
500,000	Series 2016-WIKI(d)(h)	4.01%	10/05/2021	457,133
	JP Morgan BB Commercial Mortgage Securities Trust
1,062,000	Series 2014-C23(d)(h)	3.36%	10/15/2024	695,300
632,000	Series 2015-C27(d)(h)	3.81%	02/15/2025	516,734
290,000	Series 2015-C28	3.99%	03/15/2025	309,668
	JP Morgan Chase Commercial Mortgage Securities Trust
83,909	Series 2006-LDP9	5.34%	05/15/2047	74,260
411,000	Series 2011-C3(d)(h)	5.70%	03/15/2021	125,726
320,000	Series 2019-MFP(d)(h)	1M US L + 3.00%	07/15/2021	298,593
109,000	Series 2019-UES(h)	4.34%	05/05/2024	109,581
525,000	Series 2019-UES(d)(h)	4.45%	05/05/2024	495,084
	JPMBB Commercial Mortgage Securities Trust
9,475,000	Series 2013-C14(d)(h)(l)	1.10%	08/15/2023	246,530
	LCM Loan Income Fund I Income Note Issuer, Ltd.
500,000	Series 2018-27A(d)(h)	3M US L + 5.60%	07/16/2031	440,475
	LCM XIV LP
500,000	Series 2018-14A(d)(h)	3M US L + 5.50%	07/20/2031	434,250

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2020	17

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	LCM XVII LP
$500,000	Series 2018-17A(d)(h)	3M US L + 6.00%	10/15/2031	$451,835
	Legacy Mortgage Asset Trust
6,200,000	Series 2019-GS3(h)(k)	4.25%	04/25/2059	6,150,420
	Mello Warehouse Securitization Trust
3,250,000	Series 2019-1(d)(h)	1M US L + 5.50%	05/14/2021	3,249,734
	MFT Trust 2020-ABC
365,000	Series 2020-ABC(d)(h)	3.48%	02/10/2030	322,693
	Morgan Stanley Capital Barclays Bank Trust 2016-MART
302,000	Series 2016-MART(h)	3.31%	09/13/2021	296,768
	Morgan Stanley Capital I Trust
363,000	Series 2007-IQ15(d)(h)	6.15%	06/11/2049	349,443
210,000	Series 2017-ASHF(d)(h)	1M US L + 4.35%	11/15/2034	174,675
350,000	Series 2018-SUN(d)(h)	1M US L + 3.05%	07/15/2035	326,408
	Mosaic Solar Loan Trust 2020-1
2,900,000	Series 2020-1A(h)	0.00%	04/20/2046	1,114,096
	Motel 6 Trust 2017-MTL6
297,708	Series 2017-MTL6(d)(h)	1M US L + 4.25%	08/15/2034	293,362
	New Century Home Equity Loan Trust
1,907,509	Series 2006-1(d)	1M US L + 0.18%	05/25/2036	1,808,540
	Octagon Investment Partners 26, Ltd.
500,000	Series 2018-1A(d)(h)	3M US L + 8.09%	07/15/2030	421,440
	Octagon Investment Partners 29, Ltd.
500,000	Series 2020-1A(d)(h)	3M US L + 7.25%	01/24/2033	499,997
	Octagon Investment Partners 45,
	Ltd.
500,000	Series 2019-1A(d)(h)	3M US L + 7.69%	10/15/2032	504,417
	Octagon Investment Partners XVI, Ltd.
500,000	Series 2018-1A(d)(h)	3M US L + 5.75%	07/17/2030	470,053
	Octagon Investment Partners XXI, Ltd.
500,000	Series 2019-1A(d)(h)	3M US L + 7.00%	02/14/2031	500,321
	Octagon Investment Partners XXII, Ltd.
500,000	Series 2018-1A(d)(h)	3M US L + 1.90%	01/22/2030	492,453
	One Market Plaza Trust
319,000	Series 2017-1MKT(h)	4.14%	02/10/2024	325,091
	PR Mortgage Loan Trust
2,112,665	Series 2014-1(d)(h)	5.91%	09/25/2047	2,090,360

See Notes to Financial Statements.

18	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	PRPM LLC
$4,000,000	Series 2020-1A(h)(k)	3.97%	02/25/2023	$3,974,122
	RMAT LLC
482,057	Series 2015-PR2(h)(k)	9.85%	11/25/2035	481,776
	Sofi Professional Loan Program 2018-C Trust
50,000	Series 2018-C(h)	0.00%	01/25/2048	1,608,611
	SoFi Professional Loan Program Trust
20,000	Series 2020-A(h)	0.00%	05/15/2046	1,246,582
	SoFi Professional Loan Program, LLC
28,017	Series 2019-B(h)	0.00%	08/17/2048	795,742
	Trimaran CAVU, Ltd.
500,000	Series 2019-2A(d)(h)	3M US L + 4.72%	11/26/2032	505,111
	UBS-Barclays Commercial Mortgage Trust
333,000	Series 2013-C5(d)(h)	4.10%	02/10/2023	209,894
	UBS-Barclays Commercial Mortgage Trust 2013-C5
300,000	Series 2013-C5(d)(h)	4.10%	02/10/2023	288,239
	VMC Finance LLC
457,988	Series 2019-FL3(d)(h)	1M US L + 2.65%	09/15/2036	427,104
	WAVE LLC
491,751	Series 2019-1(h)	6.41%	09/15/2027	302,554
	Wells Fargo Commercial Mortgage Trust
332,000	Series 2016-C33(h)	3.12%	03/15/2059	299,153

TOTAL NON -AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $71,711,619)				67,533,035

U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES -52.64%(a)
	Alternative Loan Trust
728,779	Series 2005-48T1	5.50%	11/25/2035	592,829
464,626	Series 2005-63(d)	3.24%	12/25/2035	447,152
2,613,088	Series 2005-64CB	5.50%	12/25/2035	2,318,329
1,155,363	Series 2006-26CB	6.50%	09/25/2036	859,543
2,632,854	Series 2007-14T2	6.00%	07/25/2037	1,883,604
2,238,135	Series 2007-16CB	6.25%	08/25/2037	1,744,201
2,359,176	Series 2007-2CB	5.75%	03/25/2037	1,867,150
	Banc of America Funding Trust
1,934,861	Series 2006-D(d)	3.08%	05/20/2036	1,714,104
	Banc of America Mortgage Trust
1,547,096	Series 2007-3	6.00%	09/25/2037	1,555,390

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2020	19

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Bear Stearns ALT-A Trust
$1,607,113	Series 2005-10(d)	3.02%	01/25/2036	$1,536,693
	Bear Stearns ARM Trust
1,059,276	Series 2006-2(d)	3.45%	07/25/2036	1,009,763
	Chase Mortgage Finance Trust Series
3,054,060	Series 2007-S4(d)	1M US L + 0.60%	06/25/2037	971,675
	ChaseFlex Trust Series 2007-1
2,580,731	Series 2007-1	6.50%	02/25/2037	1,407,777
	CHL GMSR Issuer Trust
3,930,000	Series 2018-GT1(d)(h)	1M US L + 2.75%	05/25/2023	3,881,706
	CHL Mortgage Pass-Through Trust
1,848,704	Series 2005-HYB1(d)	1M US L + 0.60%	03/25/2035	1,777,681
2,069,088	Series 2007-9	5.75%	07/25/2037	1,574,223
1,935,756	Series 2007-HYB1(d)	3.03%	03/25/2037	1,793,561
	Citigroup Mortgage Loan Trust
774,651	Series 2007-AR5(d)	2.90%	04/25/2037	740,099
	Citigroup Mortgage Loan Trust, Inc.
1,590,170	Series 2005-5(d)	2.98%	10/25/2035	1,121,198
	CSFB Mortgage-Backed Pass-Through Certificates
915,450	Series 2005-9	5.50%	10/25/2035	688,570
	CSMC Mortgage-Backed Trust
1,946,634	Series 2006-7	6.75%	08/25/2036	1,560,674
1,893,919	Series 2007-1	6.00%	02/25/2037	1,696,129
	Fannie Mae REMICS
3,121,075	Series 2011-101(d)(l)	5.90% - 1M US L	10/25/2041	571,507
2,624,628	Series 2011-124(d)(l)	6.50% - 1M US L	12/25/2041	493,621
3,186,277	Series 2012-20(d)(l)	6.45% - 1M US L	03/25/2042	517,279
5,524,657	Series 2013-109(m)	0.00%	07/25/2043	4,877,197
4,414,845	Series 2013-36	3.00%	04/25/2043	4,833,460
3,037,538	Series 2014-38	3.00%	09/25/2043	3,046,716
936,740	Series 2016-26(d)	7.62% - 1M US L	11/25/2042	1,051,480
	Federal Home Loan Mortgage Corp. REMICS
1,744,079	Series 2013-4170(d)	4.05% - 1M US L	01/15/2033	1,816,683
	First Horizon Alternative Mortgage Securities Trust
477,583	Series 2005-AA8(d)	2.85%	10/25/2035	449,636
	FMC GMSR Issuer Trust
3,000,000	Series 2019-GT1(d)(h)	5.66%	05/25/2024	2,909,161
	Freddie Mac REMICS
4,472,498	Series 2010-3770	4.00%	12/15/2040	5,027,851
5,469,128	Series 2011-3966(d)(l)	5.90% - 1M US L	12/15/2041	931,554

See Notes to Financial Statements.

20	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$5,047,706	Series 2017-4657	3.00%	02/15/2047	$5,326,236
15,575,180	Series 2020-5041(l)	2.00%	11/25/2050	1,255,612
	Government National Mortgage Association
4,778,397	Series 2017-17	3.50%	02/20/2047	5,176,065
4,980,460	Series 2020-146(d)(l)	6.30% - 1M US L	10/20/2050	1,022,610
6,244,464	Series 2020-47(d)(l)	6.00% - 1M US L	05/20/2044	1,200,461
13,820,472	Series 2020-47(d)(l)	5.37% - 1M US L	07/20/2044	2,398,051
	Homeward Opportunities Fund Trust 2020-BPL1
1,000,000	Series 2020-BPL1(h)(k)	5.44%	08/25/2025	1,007,769
	IndyMac INDX Mortgage Loan Trust
2,352,620	Series 2007-FLX6(d)	1M US L + 0.25%	09/25/2037	2,007,889
	Legacy Mortgage Asset Trust
5,900,000	Series 2019-GS7(h)(k)	4.50%	11/25/2059	5,901,281
	Luminent Mortgage Trust
1,794,877	Series 2006-3(d)	1M US L + 0.40%	05/25/2036	1,629,979
1,520,375	Series 2006-3(d)	1M US L + 0.42%	05/25/2036	1,418,537
	Mello Warehouse Securitization Trust
400,000	Series 2019-2(d)(h)	1M US L + 3.25%	10/25/2021	400,268
	Nomura Asset Acceptance Corp. Alternative Loan Trust
1,951,551	Series 2005-AP3(k)	5.69%	08/25/2035	1,294,892
8,698,662	Series 2006-AR1(d)	1M US L + 0.54%	02/25/2036	2,369,286
	RALI Series Trust
1,720,790	Series 2007-QA5(d)	5.34%	09/25/2037	1,651,118
	Residential Asset Securitization Trust
2,386,405	Series 2005-A15	5.75%	02/25/2036	1,599,743
2,253,955	Series 2007-A5	6.00%	05/25/2037	1,838,368
	RFMSI Trust
1,145,312	Series 2005-SA2(d)	3.52%	06/25/2035	939,496
2,264,411	Series 2006-S8	6.00%	09/25/2036	2,125,719
	Spruce Hill Mortgage Loan Trust 2020-SH1
1,936,000	Series 2020-SH1(d)(h)	4.68%	01/28/2050	1,962,191
	Structured Adjustable Rate Mortgage Loan Trust
783,351	Series 2005-22(d)	3.23%	12/25/2035	750,560
1,900,289	Series 2007-8(d)	3.60%	09/25/2037	1,831,111
	Structured Asset Mortgage Investments II Trust
378,630	Series 2005-AR7(d)	2.55%	03/25/2046	385,512

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2020	21

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2020 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	WaMu Mortgage Pass-Through Certificates Trust
$1,428,434	Series 2006-AR10(d)	3.16%	08/25/2046	$1,349,022
1,194,725	Series 2006-AR6(d)	3.15%	08/25/2036	1,123,618
1,489,393	Series 2007-HY3(d)	3.59%	03/25/2037	1,437,015
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
1,354,124	Series 2005-8	5.50%	10/25/2035	1,371,272
1,174,286	Series 2006-2	6.00%	03/25/2036	1,211,748

TOTAL U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES
(Cost $114,664,034)				111,253,625

Shares/Description		Value
SHORT-TERM INVESTMENTS -3.92%(a)
Money Market Fund - 3.92%
8,284,945	State Street Institutional Trust (7 Day Yield 0.01%)(n)	8,284,945

TOTAL SHORT-TERM INVESTMENTS
(Cost $8,284,945)		8,284,945

TOTAL INVESTMENTS - 141.52%
(Cost $304,631,742)		$299,113,482
LIABILITIES IN EXCESS OF OTHER ASSETS -(41.52)%		(87,753,011)
NET ASSETS - 100.00%		$211,360,471

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

Reference Rates:

1M  US L - 1 Month LIBOR as of December 31, 2020 was 0.14%

2M  US L - 2 Month LIBOR as of December 31, 2020 was 0.19%

3M  US L - 3 Month LIBOR as of December 31, 2020 was 0.24%

5Y  US TI - 5 Year US Treasury Index as of December 31, 2020 was 0.36%

(a)	All or a portion of the security has been pledged as collateral in connection with an open credit agreement. At December 31, 2020, the value of securities pledged amounted to $299,113,482, which represents approximately 141.52% of net assets.
(b)	Non-income producing security.
(c)	The Level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.

See Notes to Financial Statements.

22	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Schedule of Investments	December 31, 2020 (Unaudited)

(d)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Directors (The "Board"). As of December 31, 2020, the aggregate fair value of those securities was $7,720,217, representing 3.65% of net assets.
(f)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(g)	Pay-in-kind securities. Rate paid in-kind is shown in parenthesis.
(h)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund's Board of Directors and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $92,960,567, which represents approximately 43.98% of net assets as of December 31, 2020.
(i)	Security is currently in default.
(j)	All or a portion of this position has not settled as of December 31, 2020. The interest rate shown represents the stated spread over the London Interbank Offered Rate ("LIBOR" or "L") or the Euro Interbank Offered Rate ("EURIBOR" or "E") or the applicable LIBOR/EURIBOR floor; the Fund will not accrue interest until the settlement date, at which point LIBOR/EURIBOR will be established.
(k)	Step up bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at December 31, 2020.
(l)	Interest only securities.
(m)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(n)	Seven-day yield as of December 31, 2020.

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2020	23

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Statement of Assets and Liabilities	December 31, 2020 (Unaudited)

ASSETS:
Investment in securities:
At cost	$304,631,742
At value	$299,113,482

Interest receivable	1,250,542
Receivable for fund investments sold	736,305
Prepaid offering costs	567,325
Dividends receivable	262,264
Prepaid expenses and other assets	1,702
Total Assets	301,931,620
LIABILITIES:
Series A Cumulative Preferred Stock, net of unamortized deferred issuance costs (Liquidation Preference $60,000,000) (See Note 8)	58,167,647
Facility loan payable	30,000,000
Dividend payable - redeemable preferred stock	328,125
Interest payable on facility loan	12,073
Payable for fund investments purchased	1,607,631
Payable to Adviser	255,692
Payable for fund accounting and administration fees	76,553
Payable for shareholder servicing	25,569
Payable for custodian fees	13,806
Payable for audit fees	10,339
Payable to transfer agent	3,780
Payable for Compliance fees	10,503
Payable to Trustees	3,307
Other accrued expenses	56,124
Total Liabilities	90,571,149
Net Assets Attributable to Common Shareholders	$211,360,471
NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS CONSIST OF:
Paid-in capital	$233,036,511
Total distributable earnings/(accumulated deficit)	(21,676,040)
Net Assets Attributable to Common Shareholders	$211,360,471
PRICING OF SHARES:
Net Assets Attributable to Common Shareholders	$211,360,471
Shares of common stock outstanding
(unlimited number of shares, $0.0001 par value)	13,857,863
Net Asset Value Per Common Share	$15.25

See Notes to Financial Statements.

24	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Statement of Operations	For the Six Months Ended December 31, 2020 (Unaudited)

INVESTMENT INCOME:
Dividend income	$2,067,134
Interest income	6,908,801
Total Investment Income	8,975,935

EXPENSES:
Investment Adviser fee	1,406,396
Dividends to redeemable preferred stock	488,541
Interest expense on facility loan	309,730
Shareholder servicing expenses	140,325
Accounting and administration fee	116,832
Director expenses	60,057
Facility loan fees	55,560
Printing expenses	51,279
Legal expenses	41,231
Compliance expense	20,919
Audit expenses	18,434
Listing expense	17,621
Transfer agent expenses	11,280
Custodian expenses	6,945
Insurance expenses	2,464
SEC expense	1,204
Miscellaneous expenses	27,954
Total Expenses	2,776,772
Net Investment Income	6,199,163

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) on:
Investments	(3,464,066)
Net realized loss	(3,464,066)
Net change in unrealized appreciation/depreciation on:
Investments	17,384,261
Net change in unrealized appreciation/depreciation	17,384,261
Net Realized and Unrealized Gain on Investments	13,920,195
Net Increase in Net Assets Resulting from Operations	$20,119,358

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2020	25

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Statements of Changes in Net Assets

	For the Six Months Ended December 31, 2020 (Unaudited)	For the Year Ended June 30, 2020
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS ATTRIBUTABLE TO COMMON SHAREHOLDERS:
Net investment income	$6,199,163	$11,654,381
Net realized loss on investments and long-term capital gains from other investment companies	(3,464,066)	(652,168)
Net change in unrealized appreciation/depreciation on investments	17,384,261	(22,451,326)
Net increase/(decrease) in net assets resulting from operations	20,119,358	(11,449,113)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From distributable earnings	(14,711,075)	(12,194,880)
From tax return of capital	–	(14,373,741)
Net decrease in net assets from distributions to common shareholders	(14,711,075)	(26,568,621)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of common shares, net of offering costs	6,442,626	38,314,287
Net increase in net assets from capital share transactions	6,442,626	38,314,287
Net Increase in Net Assets Attributable to Common Shareholders	11,850,909	296,553

NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS:
Beginning of period	199,509,562	199,213,009
End of period	$211,360,471	$199,509,562

Share Transactions:
Shares sold	472,995	2,371,081
Beginning of period	13,384,868	11,013,787
End of period	13,857,863	13,384,868

See Notes to Financial Statements.

26	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Statement of Cash Flows	For the Six Months Ended December 31, 2020 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$20,119,358
Adjustments to reconcile net decrease in net assets attributable to common shareholders from operations to net Cash used in operating activities:
Purchase of investment securities	(56,541,484)
Proceeds from disposition of long-term investment securities	35,633,426
Net proceeds from short-term investment securities	76,098
Net realized loss from investment securities	3,464,066
Net change in unrealized appreciation on investment securities	(17,384,261)
Amortization of premium and accretion of discount on investments	176,975
(Increase)/Decrease in assets:
Interest receivable	9,916
Dividends receivable	(29,151)
Prepaid expenses and other assets	29,964
Prepaid offering costs	(414,353)
Increase/(Decrease) in liabilities:
Interest payable on facility loan	(8,655)
Facility loan fee payable	(41,246)
Dividend payable - redeemable preferred stock	328,125
Payable for shareholder servicing	3,992
Payable to Adviser	39,926
Payable for fund accounting, administration and transfer agent fees	12,152
Payable for audit fees	(14,661)
Payable for custodian fees	6,945
Payable for compliance fees	8,420
Payable to Directors	3,307
Other accrued expenses	22,726
Net cash used in operating activities	(14,498,415)

CASH FLOWS FROM FINANCING ACTIVITIES:
Cash used by facility loan	(35,500,000)
Issuance of Series A Cumulative Preferred Stock, net of unamortized deferred issuance costs	58,167,647
Proceeds from sales of common shares, net of offering costs	6,442,626
Cash distributions paid to common shareholders	(14,711,075)
Net cash provided by financing activities	14,399,198

Net decrease in cash	(99,217)

Cash, beginning balance	$99,217
Cash, ending balance	$–

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest from bank borrowing:	$318,385

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2020	27

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Financial Highlights	For a common share outstanding throughout the periods presented

Net asset value - beginning of period
Income/(loss) from investment operations:
Net investment income
Net realized and unrealized gain/(loss) on investments
Total income/(loss) from investment operations

Less distributions:
From net investment income
From tax return of capital
Total distributions
Capital share transactions:
Dilutive effect of rights offering
Common share offering costs charged to paid-in capital
Total capital share transactions
Net increase/(decrease) in net asset value
Net asset value - end of period
Per common share market value - end of period

Total Return based on net asset value(f)

Total Return based on market value(f)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)
Ratio of expenses to average net assets(h)(i)
Ratio of net investment income to average net assets(c)
Portfolio turnover rate
Facility loan payable (in thousands)
Redeemable preferred stock, end of period (in thousands)
Asset coverage per $1,000 of redeemable preferred stock(k)
Asset coverage per $1,000 of facility loan payable(k)

See Notes to Financial Statements.

28	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Financial Highlights	For a common share outstanding throughout the periods presented

For the Six Months Ended December 31, 2020 (Unaudited)		For the Year Ended June 30, 2020		For the Year Ended June 30, 2019	For the Year Ended June 30, 2018		For the Period Ended June 30, 2017 (a)
$14.91		$18.09		$18.75	$20.04		$19.60

0.46	(b)	0.95	(b)	0.94 (c)	1.06	(c)	0.94	(c)
1.02		(1.72)		0.40	(0.64)		0.46
1.48		(0.77)		1.34	0.42		1.40

(1.08)		(1.11)		(1.18)	(1.40	)(d)	(0.92)
–		(1.07)		(0.82)	(0.31)		–
(1.08)		(2.18)		(2.00)	(1.71)		(0.92)

(0.05	)(e)	(0.22	)(e)	–	–		–
(0.01)		(0.01)		–	–		–
(0.06)		(0.23)		–	–		–
0.34		(3.18)		(0.66)	(1.29)		0.44
$15.25		$14.91		$18.09	$18.75		$20.04
$14.32		$13.91		$17.06	$17.69		$19.54

10.35	%(g)	(5.31%)		7.78%	2.12%		7.10	%(g)

11.07	%(g)	(6.33%)		8.50%	(0.65%)		2.50	%(g)

$211,360		$199,510		$199,213	$206,561		$220,768
2.70%		2.84%		3.16%	2.67%		2.14	%(j)
6.02%		5.73%		5.17%	5.42%		5.28	%(j)
14%		43%		27%	23%		35	%(g)
$30,000		$65,500		$73,500	$73,500		$71,500
$58,168		$–		$–	$–		$–
$4,528		$–		$–	$–		$–
$8,046		$4,046		$3,711	$3,811		$4,090

(a)	Commenced operations on September 28, 2016.
(b)	Based on average shares outstanding during the period.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying closed-end funds in which the Fund invests. The ratio does not include net investment income of the closed-end funds in which the Fund invests.

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2020	29

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Financial Highlights	For a common share outstanding throughout the periods presented

(d)	Includes net realized gain distributions of (0.09)
(e)	Represents the impact of the Fund's rights offering of 472,995 shares in October 2020 and 2,371,081 shares in December 2019 at a subscription price per share based on a formula. For more details please refer to Note 9 of the Notes to Financial Statements.
(f)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. The net asset value and market price returns will differ depending upon the level of any discount from or premium to net asset value at which the Fund's shares traded during the period. Total return based on market value does not reflect sales load.
(g)	Not annualized.
(h)	Includes interest expenses and dividends to redeemable preferred stock, as applicable, of 0.78% for the six months ended December 31, 2020, 0.91% for the year ended June 30, 2020, 1.23% for the year ended June 30, 2019, 0.87% for the year ended June 30, 2018 and 0.46% for the period from September 28, 2016 (commencement of operations) through June 30, 2017.
(i)	Does not include expenses of the closed-end funds in which the Fund invests.
(j)	Annualized.
(k)	Calculated by subtracting the Fund's total liabilities (excluding the debt balance and accumulated unpaid interest and dividends) from the Fund's total assets and dividing by the outstanding debt balance.

See Notes to Financial Statements.

30	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Notes to Financial Statements	December 31, 2020 (Unaudited)

1.  ORGANIZATION

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. (the “Fund”) is a closed-end management investment company that was organized as a Maryland corporation on June 22, 2016, and commenced investment operations on September 28, 2016. The investment adviser to the Fund is RiverNorth Capital Management, LLC (the “Adviser”). The Fund’s sub-adviser is DoubleLine Capital, LP (“Sub-Adviser”). The Fund is a diversified investment company with an investment objective to seek current income and overall total return.

The Fund seeks to achieve its investment objective by allocating its Managed Assets among two principal strategies; under normal market conditions, the Fund may allocate between 10% and 35% of its Managed Assets to the Tactical Closed-End Fund Income Strategy and 65% to 90% of its Managed Assets to the Opportunistic Income Strategy. The Adviser will determine the portion of the Fund’s Managed Assets to allocate to each strategy and may, from time to time, adjust the allocations.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts and disclosures, including the disclosure of contingent assets and liabilities, in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance applicable to investment companies as codified in Accounting Standards Codification (“ASC”) 946 – Investment Companies. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on December 31, 2020.

Security Valuation: The Fund’s investments are generally valued at their fair value using market quotations. If a market value quotation is unavailable a security may be valued at its estimated fair value as described in Note 3.

Security Transactions and Related Income: The Fund follows industry practice and records security transactions on the trade date basis. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Fund and interest income and expenses are recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region. Settlement on bank loans transactions may be in excess of seven business days. Interest only stripped mortgage backed securities (“IO Strips”) are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the Fund upon maturity of an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.

Semi-Annual Report | December 31, 2020	31

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Notes to Financial Statements	December 31, 2020 (Unaudited)

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Preferred Stock: The Company carries its mandatorily redeemable preferred stock at accreted cost on the Statement of Assets and Liabilities, and not fair value. Refer to “Note 8. Redeemable Preferred Stock” for further details. In accordance with ASC 480-10-25, the Company's redeemable preferred stock has been classified as a liability on the Statement of Assets and Liabilities. Dividend payments relating to the redeemable preferred stock are included in preferred dividend payable on the Statement of Assets and Liabilities and preferred dividend expense on the Statement of Operations. Issuance costs are amortized and included in interest expense in the Fund's Statement of Operations. Upon early termination of preferred stock, the remaining balance of unamortized fees related to such debt is accelerated into realized gain/loss on preferred stock on the Statement of Operations. Deferred issuance costs are included on the Statement of Assets and Liabilities as a reduction to Series A Cumulative Preferred Stock.

Other: The Fund holds certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or long-term capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Share Valuation: The NAV is generally calculated as of the close of trading on the New York Stock Exchange (“the Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by dividing the value of all of the securities and other assets of the Fund, less the liabilities (including accrued expenses and indebtedness), by the total number of common shares outstanding.

Federal Income Taxes: The Fund has been treated as, and intends to qualify each year for special tax treatment afforded to, a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code, as amended (“IRC”). In order to qualify as a RIC, the Fund must, among other things, satisfy income, asset diversification and distribution requirements. As long as it so qualifies, the Fund will not be subject to U.S. federal income tax to the extent that it distributes annually its investment company taxable income and its “net capital gain”. If the Fund retains any investment company taxable income or net capital gain, it will be subject to U.S. federal income tax on the retained amount at regular corporate tax rates. In addition, if the Fund fails to qualify as a RIC for any taxable year, it will be subject to U.S. federal income tax on all of its income and gains at regular corporate tax rates.

32	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Notes to Financial Statements	December 31, 2020 (Unaudited)

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations, or net asset values per share of the Fund.

The Fund maintains a level distribution policy. The Fund distributes to shareholders regular monthly cash distributions of its net investment income. In addition, the Fund distributes its net realized capital gains, if any, at least annually.

At times, to maintain a stable level of distributions, the Fund may pay out less than all of its net investment income or pay out accumulated undistributed income, or return of capital, in addition to current net investment income. Any distribution that is treated as a return of capital generally will reduce a shareholder’s basis in his or her shares, which may increase the capital gain or reduce the capital loss realized upon the sale of such shares. Any amounts received in excess of a shareholder’s basis are generally treated as capital gain, assuming the shares are held as capital assets.

The Board approved the implementation of the level distribution policy to make monthly cash distributions to common shareholders, stated in terms of a rate equal to 12.5% of the average of the Fund’s NAV per share for the final five trading days of the previous calendar year. The Fund made monthly distributions to common shareholders set at a level monthly rate of $0.18 per common share for the period ended December 31, 2020.

Previously, the Board approved the adoption of a managed distribution plan in accordance with a Section 19(b) exemptive order whereby the Fund made monthly distributions to common shareholders set at a fixed monthly rate of $0.15 per common share.

The amount of the Fund’s distributions pursuant to the managed distribution plan are not related to the Fund’s performance and, therefore, investors should not make any conclusions about the Fund’s investment performance from the amount of the Fund’s distributions or from the terms of the Fund’s managed distribution plan. The Board may amend, suspend or terminate the managed distribution plan at any time without notice to shareholders.

Distributions to holders of redeemable preferred stock are accrued on a daily basis as described in Note 8 and are treated as an operating expense as required by U.S. GAAP. For tax purposes, the payments made to the holders of the Fund’s redeemable preferred stock are treated as dividends or distributions. The character of distributions to the holders of the Fund's redeemable preferred stock made during the year may differ from their ultimate characterization for federal income tax purposes.

Semi-Annual Report | December 31, 2020	33

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Notes to Financial Statements	December 31, 2020 (Unaudited)

3.  SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including closed-end funds and business development company notes, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or the Sub-Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser or the Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, Sub-Adviser, or Valuation Committee in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

34	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Notes to Financial Statements	December 31, 2020 (Unaudited)

Investments in mutual funds, including short term investments, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be classified as Level 1 securities.

Domestic and foreign fixed income securities, including foreign and U.S. corporate bonds, foreign government bonds and notes, supranationals and foreign agencies, asset backed obligations, non-agency collateralized mortgage obligations, U.S. Government/Agency mortgage backed securities, bank loans, and collateralized loan obligations are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Foreign currency positions, including forward foreign currency contracts, are priced at the mean between the closing bid and asked prices at 4:00 p.m. Eastern Time. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Data used to establish quotes includes analysis of cash flows , pre-payment speeds, default rates, delinquency assumptions and assumptions regarding collateral and loss assumptions. These securities will be classified as Level 2 securities.

Short-term investments in fixed income securities, excluding money market funds, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Fund’s good faith pricing guidelines, the Adviser, Sub-Adviser, or Valuation Committee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser, Sub-Adviser, or valuation committee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) discounted cash flow models; (iii) weighted average cost or weighted average price; (iv) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (v) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s, a Sub-Adviser’s, or the Valuation Committee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser or a Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds in which the Fund invests default or otherwise cease to have market quotations readily available.

Semi-Annual Report | December 31, 2020	35

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Notes to Financial Statements	December 31, 2020 (Unaudited)

The following is a summary of the inputs used at December 31, 2020 in valuing the Fund’s assets and liabilities:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$46,202,589	$–	$–	$46,202,589
Business Development Companies	5,146,852	–	–	5,146,852
Common Stocks	11,046	–	–	11,046
Preferred Stocks	4,534,781	–	–	4,534,781
Business Development Company Notes	9,905,208	–	2,059,900	11,965,108
Foreign Corporate Bonds	–	13,555,913	–	13,555,913
U.S. Corporate Bonds	–	6,339,627	–	6,339,627
Convertible Corporate Bonds	–	5,444,176	–	5,444,176
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	–	249,700	–	249,700
Bank Loans	–	10,196,512	–	10,196,512
Collateralized Loan Obligations	–	8,395,573	–	8,395,573
Non-Agency Collateralized Mortgage Obligations	–	67,533,035	–	67,533,035
U.S. Government / Agency Mortgage Backed Securities	–	111,253,625	–	111,253,625
Short-Term Investments	8,284,945	–	–	8,284,945
Total	$74,085,421	$222,968,161	$2,059,900	$299,113,482

36	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Notes to Financial Statements	December 31, 2020 (Unaudited)

The changes of the fair value of investments for which the Fund has used Level 3 inputs to determine the fair value are as follows:

Asset Type	Balance as of June 30, 2020	Accrued Discount/ premium	Return of Capital	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer Out of Level 3	Balance as of December 31, 2020	Net change in unrealized appreciation/ (depreciation) included in the Statements of Operations attributable to Level 3 investments held at December 31,2020
Business Development Company Notes	$1,991,000	$2,928	$–	$–	$65,972	$–	$–	$–	$–	$2,059,900	$65,972
	$1,991,000	$2,928	$–	$–	$65,972	$–	$–	$–	$–	$2,059,900	$65,972

The table below provides additional information about the Level 3 Fair Value Measurements as of December 31, 2020:

Quantitative Information about Level 3 Fair Value Measurements

Asset Class	Fair Value (USD)	Valuation Technique	Unobservable Inputs(a)	Value/Range (Weighted Average)
Business Development Company Notes	$2,059,900	Comparable Analysis	Comparable Spreads	700-850 bps

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Inputs	Impact to Value if Input Increases	Impact to Value if Input Decreases
Comparable spreads	Decrease	Increase

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser serves as the investment adviser to the Fund. Under the terms of the management agreement (the “Agreement”), the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Fund such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objectives and policies. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly in arrears at an annual rate of 1.00% of the average daily managed assets of the Fund. Managed assets are defined as the total assets of the Fund, including assets attributable to leverage, minus liabilities other than debt representing leverage and any preferred stock that may be outstanding.

Semi-Annual Report | December 31, 2020	37

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Notes to Financial Statements	December 31, 2020 (Unaudited)

DoubleLine Capital, LP is the investment sub-adviser to the Fund. Under the terms of the sub-advisory agreement, the Sub-Adviser, subject to the supervision of the Adviser and the Board, provides or arranges to be provided to the Fund such investment advice as deemed advisable and will furnish or arrange to be furnished a continuous investment program for the portion of assets managed in the Fund consistent with the Fund’s investment objective and policies. As compensation for its sub-advisory services, the Adviser is obligated to pay the Sub-Adviser a fee computed and accrued daily and paid monthly in arrears based on an annual rate of 0.50% of the average daily managed assets of the Fund.

ALPS Fund Services, Inc. (“ALPS”) provides the Fund with fund administration and fund accounting services. As compensation for its services to the Fund, ALPS receives an annual fee based on the Fund’s average daily net assets, subject to certain minimums.

State Street Bank & Trust, Co. serves as the Fund’s custodian.

DST Systems, Inc. (“DST”), the parent company of ALPS, serves as the Transfer Agent to the Fund. Under the Transfer Agency Agreement, DST is responsible for maintaining all shareholder records of the Fund. DST is a wholly-owned subsidiary of SS&C Technologies Holdings, Inc. (“SS&C”), a publicly traded company listed on the NASDAQ Global Select Market.

The Fund pays no salaries or compensation to its officers or to any interested Director affiliated with the Adviser or Sub-Adviser, and the Fund has no employees. For their services, the Directors of the Fund who are not affiliated with the Adviser or Sub-Adviser, receive an annual retainer in the amount of $16,500, and an additional $1,500 for attending each quarterly meeting of the Board. In addition, the lead Independent Director receives $250 annually, the Chair of the Audit Committee receives $500 annually and the Chair of the Nominating and Corporate Governance Committee receives $250 annually. The Directors not affiliated with the Adviser or Sub-Adviser are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings of the Board.

The Chief Compliance Officer (“CCO”) of the Fund is an employee of the Adviser. The Fund reimburses the Adviser for certain compliance costs related to the Fund, including a portion of the CCO's compensation.

5.  FEDERAL INCOME TAXES

It is the Fund’s policy to meet the requirements of the IRC applicable to regulated investment companies, and to distribute all of its taxable net income to its shareholders. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required.

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gains were recorded by the Fund.

38	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Notes to Financial Statements	December 31, 2020 (Unaudited)

The tax character of the distributions paid by the Fund during the fiscal years ended June 30, 2020, was as follows:

June 30, 2020
Ordinary Income	$12,194,880
Return of Capital	14,373,741
Total	$26,568,621

Unrealized Appreciation and Depreciation on Investments: As of December 31, 2020, net unrealized appreciation/(depreciation) of investments based on federal tax costs was as follows:

Cost of investments for income tax purposes	$305,165,620
Gross appreciation on investments (excess of value over tax cost)	11,381,659
Gross depreciation on investments (excess of tax cost over value)	(17,433,797)
Net unrealized depreciation on investments	$(6,052,138)

The difference between book and tax basis unrealized appreciation/(depreciation) for the Fund is primarily attributable to wash sales.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of the Fund. No income tax returns are currently under examination. All tax years since commencement of operations remain subject to examination by the tax authorities in the United States. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

6.  INVESTMENT TRANSACTIONS

Investment transactions for the period ended December 31, 2020, excluding short-term investments, were as follows:

Purchases	Sales
$58,024,115	$36,111,952

7.  REVOLVING CREDIT FACILITY

The Fund may borrow money and/or issue preferred stock, notes or debt securities for investment purposes. These practices are known as leveraging. The Fund may use leverage through borrowings or the issuance of preferred stock, in an aggregate amount of up to 33 1/3% of the Fund’s Total Assets immediately after such borrowings or issuance.

Semi-Annual Report | December 31, 2020	39

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Notes to Financial Statements	December 31, 2020 (Unaudited)

On December 16, 2016, the Fund entered into a $75,000,000 secured, revolving, evergreen credit facility with U.S. Bank National Association (“U.S. Bank”). The Fund incurred a $75,000 administrative fee upon entering into the credit facility. The credit facility has a variable annual interest rate equal to one-month LIBOR plus 0.95 percent. The credit facility will accrue a commitment fee equal to an annual rate of 0.10 percent on $75,000,000.

The average principal balance and interest rate for the period during which the credit facility was utilized for the six months ended December 31, 2020 was approximately $51,994,565 and 1.18%, respectively. At December 31, 2020 the principal balance outstanding was $30,000,000 at an interest rate of 1.14%. Securities that have been pledged as collateral for the borrowings are indicated in the Schedule of Investments.

8.  REDEEMABLE PREFERRED STOCK

At December 31, 2020, the Fund had issued and outstanding 2,400,000 shares of Series A Preferred Stock, listed under trading symbol OPPPRA on the NYSE, with a par value of $0.0001 per share and a liquidation preference of $25.00 per share plus accrued and unpaid dividends (whether or not declared). The Fund issued 2,400,000 shares of Series A Preferred Stock on October 23, 2020. The Series A Preferred Stock is entitled to a dividend at a rate of 4.375% per year, paid quarterly, based on the $25.00 liquidation preference before the common stock is entitled to receive any dividends. The Series A Preferred Stock is generally not redeemable at the Fund’s option prior to November 15, 2025, and is subject to mandatory redemption by the Fund in certain circumstances. On or after November 15, 2025, the Fund may redeem in whole, or from time to time in part, outstanding Series A Preferred Stock at a redemption price per share equal to the per share liquidation preference of $25.00 per share, plus accumulated and unpaid dividends, if any, through the date of redemption. Issuance costs related to Series A Preferred Stock of $1,890,000 are deferred and amortized over the period the Series A Preferred Stock is outstanding.

Series	First Redemption Date	Fixed Rate	Shares Outstanding	Aggregate Liquidation Preference	Estimated Fair Value
Series A	November 15, 2025	4.375%	2,400,000	$ 60,000,000	$ 59,952,000

9.  CAPITAL SHARE TRANSACTIONS

The Fund’s authorized capital stock consists of 50,000,000 shares of common stock, $0.0001 par value per share, all of which is initially classified as common shares. Under the rules of the NYSE applicable to listed companies, the Fund is required to hold an annual meeting of stockholders in each year.

On November 1, 2019 and August 12-13, 2020, the Board approved rights two offerings to participating shareholders of record who were allowed to subscribe for new common shares of the Fund (the “Primary Subscription”). Record Date Shareholders received one right for each common share held on the Record Date ("Right"). For every three Rights held, a holder of the Rights was entitled to buy one new common share of the Fund. Record Date Shareholders who fully exercised all Rights initially issued to them in the Primary Subscription were entitled to buy those common shares that were not purchased by other Record Date Shareholders. The Fund issued new shares of common stock at a subscription price that represented 92.5% of the reported net asset value on the expiration date of each rights offering. Offering costs were charged to paid-in-capital upon the exercise of the Rights.

40	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Notes to Financial Statements	December 31, 2020 (Unaudited)

The shares of common stock issued, subscription price, and offering costs for the rights offerings were as follows:

Record Date	Expiration Date	Shares of Common Stock Issued	Subscription Price	Offering Costs
November 12, 2019	December 10, 2019	2,371,081	$16.21	$120,935
September 3, 2020	October 1, 2020	472,995	$13.88	$122,545

The Fund has issued and outstanding 13,857,863 shares of common stock at December 31, 2020.

Additional shares of the Fund may be issued under certain circumstances, including pursuant to the Fund’s Automatic Dividend Reinvestment Plan, as defined within the Fund’s organizational documents. Additional information concerning the Automatic Dividend Reinvestment Plan is included within this report.

10. INDEMNIFICATIONS

Under the Fund’s organizational documents, its officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that may contain general indemnification clauses. The Fund’s maximum exposure under those arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

11. CORONAVIRUS (COVID-19) PANDEMIC

A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in December 2019 and has spread internationally. The outbreak and efforts to contain its spread have resulted in closing borders and quarantines, restricting international and domestic travel, enhanced health screenings, cancelations, disrupted supply chains and customer activity, responses by businesses (including changes to operations and reducing staff), and have produced general concern and uncertainty. The impact of the coronavirus pandemic, and other epidemics and pandemics that may arise in the future could adversely affect national and global economies, individual companies and the market in general in a manner and for a period of time that cannot be foreseen at the present time and may adversely affect the value, volatility and liquidity of dividend and interest paying securities. In the event of a pandemic or an outbreak, there can be no assurance that the Fund and its service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons, and could otherwise disrupt the ability of the Fund's service providers to perform essential services. Certain economic and market conditions arising out of a pandemic or outbreak could result in a Fund's inability to achieve its investment objectives, cause the postponement of reconstitution or rebalance dates for benchmark indices, adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, negatively impact a Fund's performance, and cause losses on your investment in a Fund. Management is monitoring the development of the pandemic, which was ongoing as of the date of the financial statements, and is evaluating its impact on the financial position and operating results of the Fund.

Semi-Annual Report | December 31, 2020	41

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Notes to Financial Statements	December 31, 2020 (Unaudited)

12. LIBOR TRANSITION

Certain of the Fund's investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor compel banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after 2021. The transition away from Reference Rates may lead to increased volatility and illiquidity in markets that are tied to such Reference Rates and reduced values of Reference Rate-related instruments. This announcement and any additional regulatory or market changes that occur as a result of the transition away from Reference Rates may have an adverse impact on a Fund’s investments, performance or financial condition.

13. SUBSEQUENT EVENTS

Subsequent to December 31, 2020, the Fund paid the following distributions:

Ex-Date	Record Date	Payable Date	Rate (per share)
January 14, 2021	January 15, 2021	January 29, 2021	$0.158
February 10, 2021	February 11, 2021	February 26, 2021	$0.158

42	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Dividend Reinvestment Plan	December 31, 2020 (Unaudited)

The Fund has an automatic dividend reinvestment plan commonly referred to as an “opt-out” plan. Unless the registered owner of Common Shares elects to receive cash by contacting DST Systems, Inc. (the “Plan Administrator”), all dividends declared on Common Shares will be automatically reinvested by the Plan Administrator for shareholders in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”), in additional Common Shares. Common Shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the Common Shares are held in street or other nominee name, then to such nominee) by the Plan Administrator as dividend disbursing agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Such notice will be effective with respect to a particular dividend or other distribution (together, a “Dividend”). Some brokers may automatically elect to receive cash on behalf of Common Shareholders and may re-invest that cash in additional Common Shares. Reinvested Dividends will increase the Fund’s Managed Assets on which the management fee is payable to the Adviser (and by the Adviser to the Sub-Adviser).

Whenever the Fund declares a Dividend payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in Common Shares. The Common Shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Common Shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding Common Shares on the open market (“Open-Market Purchases”) on the NYSE or elsewhere. If, on the payment date for any Dividend, the closing market price plus estimated brokerage commissions per Common Share is equal to or greater than the NAV per Common Share, the Plan Administrator will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the Fund’s NAV per Common Share on the payment date. If, on the payment date for any Dividend, the NAV per Common Share is greater than the closing market value plus estimated brokerage commissions (i.e., the Fund’s Common Shares are trading at a discount), the Plan Administrator will invest the Dividend amount in Common Shares acquired on behalf of the participants in Open-Market Purchases.

In the event of a market discount on the payment date for any Dividend, the Plan Administrator will have until the last business day before the next date on which the Common Shares trade on an “ex-dividend” basis or 30 days after the payment date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in Common Shares acquired in Open-Market Purchases. It is contemplated that the Fund will pay monthly income Dividends. If, before the Plan Administrator has completed its Open-Market Purchases, the market price per Common Share exceeds the NAV per Common Share, the average per Common Share purchase price paid by the Plan Administrator may exceed the NAV of the Common Shares, resulting in the acquisition of fewer Common Shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at the NAV per Common Share at the close of business on the Last Purchase Date.

Semi-Annual Report | December 31, 2020	43

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Dividend Reinvestment Plan	December 31, 2020 (Unaudited)

The Plan Administrator maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common Shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

Beneficial owners of Common Shares who hold their Common Shares in the name of a broker or nominee should contact the broker or nominee to determine whether and how they may participate in the Plan. In the case of Common Shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Administrator will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder’s name and held for the account of beneficial owners who participate in the Plan.

There will be no brokerage charges with respect to Common Shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends, even though such participants have not received any cash with which to pay the resulting tax. See “U.S. Federal Income Tax Matters” below. Participants that request a sale of Common Shares through the Plan Administrator are subject to brokerage commissions.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. All correspondence or questions concerning the Plan should be directed to the Plan Administrator at (844) 569-4750.

44	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Additional Information	December 31, 2020 (Unaudited)

PROXY VOTING GUIDELINES

A description of the policies and procedures that the Fund used to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (888) 848-7569 and (2) from Form N-PX filed by the Fund with the SEC on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Fund files a complete schedule of investments with the SEC for the first and third quarter of the fiscal year on Part F of Form N-PORT. The Fund’s first and third fiscal quarters end on September 30 and March 31. The Form N-PORT filing must be filed within 60 days of the end of the quarter. The Fund's Form N-PORT are available on the SEC's website at www.sec.gov. You may also obtain copies by calling the Fund at 1-888-848-7569.

STOCKHOLDER MEETING RESULTS

On October 15, 2020, the Fund held a Meeting of Stockholders to consider the proposal set forth below. The following votes were recorded:

Election of Patrick W. Galley as a Director of the Fund to a three-year term to expire at the Fund’s 2023 Annual Meeting of Stockholders or until his successor is duly elected and qualified.

	Shares Voted	% of Shares Voted
For	10,822,194	97.93%
Withheld	229,002	2.07%
Total	11,051,196	100.00%

Election of Jerry R. Raio as a Director of the Fund to a three-year term to expire at the Fund’s 2023 Annual Meeting of Stockholders or until his successor is duly elected and qualified.

	Shares Voted	% of Shares Voted
For	10,684,523	96.68%
Withheld	366,673	3.32%
Total	11,051,196	100.00%

Semi-Annual Report | December 31, 2020	45

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Additional Information	December 31, 2020 (Unaudited)

UNAUDITED TAX INFORMATION

Of the distributions paid by the Fund from ordinary income for the calendar year ended December 31, 2019, the following percentages met the requirements to be treated as qualifying for the corporate dividends received deduction and qualified dividend income:

	Dividend Received Deduction	Qualified Dividend Income
RiverNorth/DoubleLine Strategic Opportunity Fund	0.00%	0.72%

In early 2020, if applicable, shareholders of record received this information for the distributions paid to them by the Fund during the calendar year 2019 via Form 1099. The Fund will notify shareholders in early 2021 of amounts paid to them by the Fund, if any, during the calendar year 2020.

46	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Consideration and Approval of Advisory and Sub-Advisory Agreements	December 31, 2020 (Unaudited)

Consideration of the Management Agreement

At a meeting (the “Meeting”) of the Board held on November 11, 2020 and called expressly for that purpose, the Board, including a majority of the Directors who are not “interested persons” (as defined in the 1940 Act (the “Independent Directors”)), considered the renewal of the Management Agreement between the Adviser and the Fund.1 In its consideration of the Management Agreement, the Board considered information and materials furnished by the Adviser in advance of and at the Meeting and was afforded the opportunity to request additional information and to ask questions of the Adviser to obtain information that it believed to be reasonably necessary to evaluate the terms of the Management Agreement. The Board received materials compiled by the Adviser and the Fund’s administrator including a copy of the Management Agreement, the Adviser’s response to a questionnaire regarding the Adviser’s profitability, management and operations, a copy of the Adviser’s Form ADV, and certifications regarding the Adviser’s compliance programs. The Board considered the following factors, among others, in reaching its determination to renew the Management Agreement: (i) the investment performance of the Fund and the investment performance of the Adviser, (ii) the nature, extent and quality of the services provided by the Adviser to the Fund, (iii) the experience and qualifications of the personnel providing such services (iv) the costs of the services provided and the profits to be realized by the Adviser and any of its affiliates from the relationship with the Fund, (v) the extent to which economies of scale will be realized by the Fund as it grows, and (vi) whether the Fund’s fee levels reflected the economies of scale to the benefit of the Fund’s shareholders.

The Directors relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Management Agreement and the weight to be given to each such factor. The Directors’ conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Director may have afforded different weight to the various factors in reaching conclusions with respect to the Management Agreement. Although not meant to be all-inclusive, the following discussion summarizes the factors considered and conclusions reached by the Directors at the Meeting, including during an executive session with their independent legal counsel, in determining to renew the Management Agreement.

Performance, Fees and Expenses

The Board reviewed the performance of the Fund for the three months, one-year, three-year and since inception periods ended September 30, 2020. These returns were compared to the returns of mutual funds in FUSE Research Network, LLC’s (“FUSE”) Multisector Bond fund peer group. The Board noted in its review of the performance that the Fund’s performance was below the median for its peer group for three-month, one-year, three-year and since inception periods. The Directors also noted that the Fund had underperformed its benchmark index for the three-month, one-year, three-year and since-inception periods. The Directors also reviewed the Fund’s performance relative to other funds managed by the Adviser. The Adviser noted the peer group is not entirely reflective of the Fund due to its unique investment structure. In consideration of each item noted, the Board agreed that the Fund’s performance was adequate.

As to the comparative fees and expenses, the Directors considered the management and the other fees paid by the Fund and compared those to the management and other fees paid by funds in the relative peer group determined by FUSE and the Multisector Bond fund universe. The Board noted that the Fund’s annual net expense ratio was higher than the Multisector Bond fund peer group median which the Adviser noted was attributed to the sub-advisory relationship and the uniqueness of the Fund’s investment strategy.

Semi-Annual Report | December 31, 2020	47

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Consideration and Approval of Advisory and Sub-Advisory Agreements	December 31, 2020 (Unaudited)

The Board also noted that the annual management fee for the Fund was slightly above the median paid by the peer group but within the range of the fees paid by the peer funds The Directors also reviewed the Fund’s fees relative to other funds managed by the Adviser. The Board, including the Independent Directors, determined that the fees were reasonable given the nature of the Fund’s investment strategy, the capabilities of the Adviser and the Sub-Adviser, and the nature of the services provided to the Fund.

Nature, Extent and Quality of Services

As to the nature, extent and quality of the services to be provided by the Adviser to the Fund, the Board considered that under the terms of the Management Agreement, the Adviser would, subject to the supervision of the Board, provide or arrange to be provided to the Fund such investment advice as the Adviser, in its discretion, deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. The Board reviewed the Adviser’s Form ADV, which was previously provided to the Board and that provided details regarding the experience of each of the Adviser’s personnel. The Adviser also provided additional information regarding its experience managing other investment accounts. Based on the foregoing information, the Board, including the Independent Directors, concluded that the Adviser had provided quality services and would continue to do so for the Fund.

Profitability and Other Benefits

As to the cost of the services to be provided and to the profits to be realized by the Adviser, the Board reviewed the Adviser’s estimates of its profitability and its financial condition. The Board reviewed the Adviser’s financial statements and noted the Adviser’s financial condition is stable as income from its asset management operations have contributed to higher revenues for the Adviser. The Board acknowledged the Adviser’s management fees were comparable to those charged to other mutual funds to which the Adviser provides advisory or sub-advisory services. It was noted that, when launching a closed-end fund, such as the Fund, RiverNorth covers the underwriting costs, which is a significant investment. The Board, including the Independent Directors, determined that the Management Agreement, with respect to the Fund was not overly profitable to the Adviser and the financial condition of the Adviser was adequate.

The Board noted that the Adviser has no affiliations with the Fund’s transfer agent, fund accountant, custodian, or distributor and therefore does not derive any benefits from the relationships these parties may have with the Fund.

Conclusion

Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Directors, concluded that renewal of the Management Agreement was in the best interests of the Fund and its shareholders.

48	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Consideration and Approval of Advisory and Sub-Advisory Agreements	December 31, 2020 (Unaudited)

Consideration of the Sub-Advisory Agreement

At the Meeting, the Board, including the Independent Directors, also considered the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and the Sub-Adviser. In its consideration of the Sub-Advisory Agreement, the Board considered information and materials furnished by the Adviser and the Sub-Adviser in advance of and at the meeting and was afforded the opportunity to request additional information and to ask questions of the Adviser and Sub-Adviser to obtain information that it believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement. The Board received materials compiled by the Sub-Adviser including a copy of the Sub-Advisory Agreement, the Sub-Adviser’s response to a questionnaire regarding its profitability, management and operations, a copy of the Sub-Adviser’s Form ADV, and certifications regarding the Sub-Adviser’s compliance programs. The Board considered the following factors, among others, in reaching its determination to renew the Sub-Advisory Agreement: (i) the investment performance of the Fund and the investment performance of the Sub-Adviser, (ii) the nature, extent and quality of the services provided by Sub-Adviser to the Fund, (iii) the experience and qualifications of the personnel providing such services, (iv) the costs of the services provided and the profits to be realized by the Sub-Adviser and any of its affiliates from the relationship with the Fund, (v) the extent to which economies of scale will be realized by the Fund as it grows, and (vi) whether the fee level of the Fund reflected the economies of scale to the benefit of the Fund’s shareholders.

The Directors relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor. The Directors’ conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Director may have afforded different weight to the various factors in reaching conclusions with respect to the Sub-Advisory Agreement. Although not meant to be all-inclusive, the following discussion summarizes the factors considered and conclusions reached by the Directors in the executive session and at the Meeting in determining to renew the Sub-Advisory Agreement.

Performance, Fees and Expenses

The Board reviewed the performance of the portion of the Fund managed by the Sub-Adviser relative to relevant securities indices, and to other accounts managed by the Sub-Adviser. The Board recalled its deliberations regarding the Fund’s performance while considering the renewal of the Management Agreement. The Board, including the Independent Directors, concluded that the performance was adequate.

As to the comparative fees and expenses, the Board considered the management fee paid by the Fund to the Adviser and noted that the Adviser pays the Sub-Adviser from its fee, which the Board had previously determined was reasonable. The Board noted that the sub-advisory fee paid by the Adviser to the Sub-Adviser was reasonable as well, given the fees the Sub-Adviser charges other clients to manage similar strategies.

Nature, Extent and Quality of Services

As to the nature, extent and quality of the services to be provided by the Sub-Adviser, the Board considered that under the terms of the Sub-Advisory Agreement, the Sub-Adviser would, subject to the supervision of the Board, provide to the Fund such investment advice as the Sub-Adviser, in its discretion, deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. The Board reviewed the Form ADV of the Sub-Adviser, which provided details regarding the experience of the Sub-Adviser’s investment personnel. The Sub-Adviser also provided additional information regarding its operations and experience managing other investment accounts. Based on the foregoing information, the Board, including the Independent Directors, concluded that the Sub-Adviser had provided quality services and would continue to do so for the Fund.

Semi-Annual Report | December 31, 2020	49

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

Consideration and Approval of Advisory and Sub-Advisory Agreements	December 31, 2020 (Unaudited)

Profitability and Other Benefits

As to the cost of the services to be provided and to the profits to be realized by the Sub-Adviser, the Board reviewed the Sub-Adviser’s financial condition. The Board noted that the financial condition of the Sub-Adviser was stable. The Board, including the Independent Directors determined that the Sub-Advisory Agreement and the compensation to the Sub-Adviser was reasonable and the financial condition of the Sub-Adviser was adequate. The Board noted that the Sub-Adviser had no affiliations with the Fund’s transfer agent, fund accountant, custodian, or distributor and therefore does not derive any benefits from the relationships these parties may have with the Fund.

Conclusion

Having requested and received such information from the Adviser and Sub-Advisor as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Directors, concluded that renewal of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

[1]	Pursuant to relief granted by the U.S. Securities and Exchange Commission (the “SEC”) in light of the COVID-19 pandemic (the “Relief”) and a determination by the Board that reliance on the Relief was appropriate due to circumstances related to the current and potential effects of COVID-19, the Meeting was held telephonically.

50	(888) 848-7569 | www.rivernorth.com

Intentionally Left Blank

Board of Directors

Patrick W. Galley, CFA, Chairman

John K. Carter

John S. Oakes

J. Wayne Hutchens

David M. Swanson

Jerry R. Raio

Investment Adviser

RiverNorth Capital Management, LLC

Sub Adviser

DoubleLine Capital LP

Fund Administrator

ALPS Fund Services, Inc.

Transfer Agent and

Dividend Disbursing Agent

DST Systems, Inc.

Custodian

State Street Bank and Trust Company

Independent Registered

Public Accounting Firm

Cohen & Company, Ltd.

RiverNorth Capital Management, LLC

325 N. LaSalle Street, Suite 645

Chicago, IL 60654

Secondary market support provided to the Fund by ALPS Fund Services, Inc.’s affiliate ALPS Distributors, Inc., a FINRA member.

This report is provided for the general information of the shareholders of the RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to semi-annual report.

Item 6.	Schedule of Investments.

(a)	Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b)	Not applicable to the Registrant.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual report.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable to semi-annual report.

(b)	None.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

None.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board of Directors of the Registrant.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Items 13. Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT.

(b)	A certification for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President

Date:	March 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President

Date:	March 5, 2021

By:	/s/ Jonathan M. Mohrhardt
Name:	Jonathan M. Mohrhardt
Title:	Treasurer and Chief Financial Officer

Date:	March 5, 2021